Leases - Schedule of total future minimum lease payments (Details) $ in Thousands	Dec. 31, 2021 MXN ($)
Leases (Details) - Schedule of total future minimum lease payments [Line Items]
Total future minimum lease payments	$ 18,865
2022 [Member]
Leases (Details) - Schedule of total future minimum lease payments [Line Items]
Total future minimum lease payments	6,543
2023 [Member]
Leases (Details) - Schedule of total future minimum lease payments [Line Items]
Total future minimum lease payments	5,980
2024 [Member]
Leases (Details) - Schedule of total future minimum lease payments [Line Items]
Total future minimum lease payments	3,078
2025 [Member]
Leases (Details) - Schedule of total future minimum lease payments [Line Items]
Total future minimum lease payments	2,925
2026 [Member]
Leases (Details) - Schedule of total future minimum lease payments [Line Items]
Total future minimum lease payments	$ 339